Notes Payable - Convertible Notes Payable - Related Parties (Details) (USD $)	0 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended
	Feb. 04, 2013	Feb. 03, 2012	Jul. 15, 2008	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 04, 2013 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member] Subsequent Event - February 4, 2013 [Member]	May 04, 2012 Convertible Promissory Note [Member]	Jun. 30, 2013 Convertible Promissory Note [Member]	Dec. 31, 2012 Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, face amount (in dollars)										$ 550,000	$ 550,000				$ 75,000
Debt instrument, unamortized discount											50,000	5,795	5,795
Debt instrument, fee amount											3,500
Debt issuance cost		27,800	12,650								21,800				6,000
Proceeds from debt, net of issuance costs											474,700				69,000
Debt instrument, convertible, coversion percentage (percentage)											90.00%				90.00%
Debt conversion, converted instrument, amount (in dollars)										112,150		437,850	437,850	112,150
Debt conversion, converted instrument, shares issued (shares)	(773,983)							(2,069,439)		773,983		2,069,439	2,069,439	773,983
Debt instrument, convertible, conversion price (per share)										$ 0.145		$ 0.21	$ 0.21	$ 0.145	$ 5.00
Notes payable, noncurrent				0		0		106,355	0			106,355	106,355
Debt Instrument, Interest Rate, Effective Percentage												12.78%	12.78%
Debt instrument, maturity period															30 days
Debt instrument, interest rate, stated percentage (percentage)															8.00%
Debt instrument, debt default, percentage (percentage)															18.00%
Short-term debt																	75,000
Debt instrument, accrued interest																10,701	4,007
Interest expense, notes payable				9,275	18,331	18,399	28,702	79,488	13,466
Amortization of financing costs				$ 7,826	$ 7,141	$ 12,311	$ 11,034	$ 25,923	$ 3,795